Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Stockpile	$ 1,336	$ 674
In-process	50,715	51,987
Finished	823	714
Materials and supplies	5,432	4,645
Total current inventories	$ 58,306	$ 58,020